PROPERTY, PLANT AND EQUIPMENT - Summary of Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 3,837	€ 3,993
Property, plant and equipment end of period	3,888	3,837
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	5,871	5,786
Additions	540	517
Currency translation adjustments	(186)	(224)
Acquisition accounting adjustments and reclassifications(A)	0	0
Currency translation adjustments	(22)	(72)
Acquisition accounting adjustments and reclassifications		(136)
Property, plant and equipment end of period	6,203	5,871
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(2,034)	(1,793)
Depreciation expense	(461)	(443)
Currency translation adjustments	170	177
Currency translation adjustments	10	38
Acquisition accounting adjustments and reclassifications		(13)
Property, plant and equipment end of period	(2,315)	(2,034)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	312	324
Property, plant and equipment end of period	317	312
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	312	324
Additions	9	1
Currency translation adjustments	(3)	(3)
Acquisition accounting adjustments and reclassifications(A)	0	0
Currency translation adjustments	(1)	(5)
Acquisition accounting adjustments and reclassifications		(5)
Property, plant and equipment end of period	317	312
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Currency translation adjustments	0	0
Currency translation adjustments	0	0
Acquisition accounting adjustments and reclassifications		0
Property, plant and equipment end of period	0	0
Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,041	1,149
Property, plant and equipment end of period	1,021	1,041
Building and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,453	1,512
Additions	30	38
Currency translation adjustments	(10)	(8)
Acquisition accounting adjustments and reclassifications(A)	22	5
Currency translation adjustments	(7)	(16)
Acquisition accounting adjustments and reclassifications		(78)
Property, plant and equipment end of period	1,488	1,453
Building and improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(412)	(363)
Depreciation expense	(60)	(64)
Currency translation adjustments	2	3
Currency translation adjustments	3	6
Acquisition accounting adjustments and reclassifications		6
Property, plant and equipment end of period	(467)	(412)
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,608	1,660
Property, plant and equipment end of period	1,555	1,608
Machinery, equipment and containers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	2,428	2,350
Additions	129	155
Currency translation adjustments	(73)	(116)
Acquisition accounting adjustments and reclassifications(A)	57	68
Currency translation adjustments	(8)	(24)
Acquisition accounting adjustments and reclassifications		(5)
Property, plant and equipment end of period	2,533	2,428
Machinery, equipment and containers | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(820)	(690)
Depreciation expense	(232)	(223)
Currency translation adjustments	70	85
Currency translation adjustments	4	12
Acquisition accounting adjustments and reclassifications		(4)
Property, plant and equipment end of period	(978)	(820)
Cold-drink equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	571	588
Property, plant and equipment end of period	544	571
Cold-drink equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,203	1,186
Additions	104	168
Currency translation adjustments	(87)	(82)
Acquisition accounting adjustments and reclassifications(A)	1	(1)
Currency translation adjustments	(7)	(20)
Acquisition accounting adjustments and reclassifications		(48)
Property, plant and equipment end of period	1,214	1,203
Cold-drink equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(632)	(598)
Depreciation expense	(127)	(119)
Currency translation adjustments	85	75
Currency translation adjustments	4	13
Acquisition accounting adjustments and reclassifications		(3)
Property, plant and equipment end of period	(670)	(632)
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	51	75
Property, plant and equipment end of period	45	51
Vehicle fleet | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	118	124
Additions	12	8
Currency translation adjustments	(1)	(2)
Acquisition accounting adjustments and reclassifications(A)	0	1
Currency translation adjustments	0	(1)
Acquisition accounting adjustments and reclassifications		(12)
Property, plant and equipment end of period	129	118
Vehicle fleet | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(67)	(49)
Depreciation expense	(18)	(17)
Currency translation adjustments	1	2
Currency translation adjustments	0	1
Acquisition accounting adjustments and reclassifications		(4)
Property, plant and equipment end of period	(84)	(67)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	74	72
Property, plant and equipment end of period	67	74
Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	177	165
Additions	14	18
Currency translation adjustments	(12)	(13)
Acquisition accounting adjustments and reclassifications(A)	3	1
Currency translation adjustments	1	(6)
Acquisition accounting adjustments and reclassifications		12
Property, plant and equipment end of period	183	177
Furniture and office equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(103)	(93)
Depreciation expense	(24)	(20)
Currency translation adjustments	12	12
Currency translation adjustments	(1)	6
Acquisition accounting adjustments and reclassifications		(8)
Property, plant and equipment end of period	(116)	(103)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	180	125
Property, plant and equipment end of period	339	180
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	180	125
Additions	242	129
Currency translation adjustments	0	0
Acquisition accounting adjustments and reclassifications(A)	(83)	(74)
Currency translation adjustments	0	0
Acquisition accounting adjustments and reclassifications		0
Property, plant and equipment end of period	339	180
Assets under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Currency translation adjustments	0	0
Currency translation adjustments	0	0
Acquisition accounting adjustments and reclassifications		0
Property, plant and equipment end of period	€ 0	€ 0